Impairment losses	6 Months Ended
Jun. 30, 2023
Impairment losses
Impairment losses

Note 7    Impairment losses

Impairment tests are carried out annually and when there is an indication that assets may be impaired.

Changes in the economic and financial climate, appreciation of the telecommunications operators’ resilience to deteriorating local economic conditions, change in the market capitalization of telecommunications companies and changes in business performance serve as indicators of potential impairment.

The elements taken into account by the Group at June 30, 2023 remain unchanged from those described at December 31, 2022.

As the preparation of multi-year plans will be performed during the second half of 2023, the half-year reassessments resulting from the identification of impairment indicators are based on a preliminary review of projected cash flows and changes in financial parameters used at the end of the previous year.

At June 30, 2023

At June 30, 2023, the review of impairment indicators has not led the Group to recognize any impairment loss.

At June 30, 2022

At June 30, 2022, the review of impairment indicators has not led the Group to recognize any impairment loss.